Income Taxes - Schedule of Reconciliation Effective Tax Rate, Percentage (Details)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Federal tax benefit at the expected statutory rate	21.00%	26.40%
State income tax, net of federal tax benefit	0.40%	32.50%
Expired net operating loss carryforwards		(20.00%)
Other	(20.50%)	(2.90%)
Rate change adjustment		175.40%
Change in state tax rates
Permanent items
Valuation allowance	(0.90%)	139.40%
Income tax benefit - effective rate	0.00%	0.00%